Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity
The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2021			2020
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	109,718	135,345	245,063	109,885	135,438	245,323
Foreign residents	3,708,977	3,544,491	7,253,468	3,708,810	3,544,398	7,253,208
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(15,755)	(15,755)	(31,510)	(18,829)	(18,829)	(37,658)
Total outstanding	3,802,940	3,664,081	7,467,021	3,799,866	3,661,007	7,460,873

	Thousand of shares
				2019
				Common	Preferred	Total
Brazilian residents				90,069	115,785	205,854
Foreign residents				3,728,626	3,564,051	7,292,677
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(16,702)	(16,702)	(33,404)
Total outstanding				3,801,993	3,663,134	7,465,127

We present below the distribution of dividends and Interest on Equity made on December 31, 2021 and December 31, 2020 and 2019.

We present below the distribution of dividends and Interest on Equity made on December 31, 2021 and December 31, 2020 and 2019.

	2021
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Dividends (1)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (2)(5)	3,400,000	434.04	477.45	911.49	368.94	405.83	774.77
Dividends (3)(5)	3,000,000	382.98	421.28	804.26	382.98	421.28	804.26
Interest on Capital (4) (5)	249,000	31.79	34.97	66.75	27.02	29.72	56.74
Total	9,649,000
(1)	Resolved by the Board of Directors on April 27, 2021, paid on June 2, 2021, without any remuneration as monetary restatement.
(2)	Resolved by the Board of Directors on July 27, 2021, paid on September 3, 2021, without any remuneration as monetary restatement.
(3)	Resolved by the Board of Directors on October 26, 2021, paid on December 3, 2021, without any remuneration as monetary restatement.
(4)	Resolved by the Board of Directors on December 28, 2021, paid on February 3, 2022, without any remuneration as monetary restatement.
(5)	They were fully imputed to the mandatory minimum dividends distributed by the Bank for the year 2021.

	2020
		Real per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units
Interest on Capital (1) (5)	890,000	113.71	125.08	238.80	96.65	106.32	202.97
Interest on Capital (2) (5)	770,000	98.37	108.21	206.58	83.62	91.98	175.61
Interest on Capital (3) (5)	1,000,000	127.76	140.54	268.30	108.59	119.45	228.04
Interest on Capital (4) (5)	665,000	84.96	93.45	178.41	72.21	79.44	151.65
Dividends (5)(6)	512,085	65.43	71.97	137.39	65.43	71.97	137.39
Total	3,837,085
(1)	Resolved by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any remuneration as restatement.
(2)	Resolved by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration on account of monetary restatement.

(3)	Resolved by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration to monetary restatement title.

(4)	Resolved by the Board of Directors on December 28, 2020, paid from February 1, 2021, without any remuneration by way of monetary restatement.

(5)	They were fully allocated to the mandatory minimum dividends to be distributed by the Bank for the year 2020.
(6)	Deliberated by the Board of Directors on February 2, 2021, paid on March 3, 2021, without any monetary restatement.

	2019
		Reais per Thousand Shares / Units
	Thousand of reais	Gross			Net
		Common	Preferred	Units	Common	Preferred	Units

Interest on Capital (1) (6)	1,000,000	127.59	140.34	267.93	108.45	119.29	227.74
Interest on Capital (2) (6)	1,000,000	127.64	140.40	268.04	127.64	140.40	268.04
Interest on Capital (3) (6)	1,000,000	127.66	140.43	268.09	108.51	119.36	227.87
Interim Dividends (4) (6)	1,010,000	128.97	141.86	270.83	109.62	120.58	230.21
Interest on Capital (5) (6)	6,790,000	867.02	953.72	1,820.74	867.02	953.72	1,820.74
Total	10,800,000

(1)	Resolved by the Board of Directors on March 29, 2019, paid on May 28, 2019, without any remuneration as monetary restatement.
(2)	Resolved by the Board of Directors on June 28, 2019, paid on July 31, 2019, without any remuneration as monetary restatement.
(3)	Resolved by the Board of Directors on September 30, 2019, paid on October 30, 2019, without any remuneration as monetary restatement.
(4)	Resolved by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration as monetary restatement.
(5)	Resolved by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration as monetary restatement.
(6)	The amount of interest on equity and interim dividends were fully allocated to the mandatory minimum dividends distributed by the Bank for the year 2019.

The repurchase aims to (1) maximize the generation of value for shareholders through an efficient management of the capital structure; and (2) enable the payment of administrators, management level employees and other employees of the Bank and of companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from February 3, 2021, ending on August 2, 2022.

The repurchase aims to (1) maximize the generation of value for shareholders through an efficient management of the capital structure; and (2) enable the payment of administrators, management level employees and other employees of the Bank and of companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from February 3, 2021, ending on August 2, 2022.

	2021	2020	2019
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	18,829	16,702	13,317
Shares Acquisitions	91	5,052	6,465
Payment - Share-based compensation	(3,165)	(2,925)	(3,080)
Treasury shares at end of the period	15,755	18,829	16,702
Balance of Treasury Shares in thousand of reais	R$ 711,268	R$ 789,587	R$ 679,364
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 1,771
Balance of Treasury Shares in thousands of reais	R$ 713,039	R$ 791,358	R$ 681,135

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7.55	R$7.55	R$7.55
Weighted average cost (1)	R$33.86	R$33.24	R$28.59
Maximum cost (1)	R$49.55	R$49.55	R$43.84
Share Price	R$29.98	R$44.83	R$42.70
(1)	Considering since the beginning of operations on the stock exchange.